Divestments and Investments (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Data for Equity Minority Interests Divested

The following table presents the summarized financial data of LPW:

Summarized Financial Statements Data
	October 22, 2018	December 31, 2017
	(U.S. $ in thousands)
Current assets	$10,682	$18,512
Non-current assets	16,571	6,257
Total assets	$27,253	$24,769

Current liabilities	$7,600	$5,751
Non-current liabilities	4,930	1,401
Total liabilities	$12,530	$7,152

Schedule of Financial Data Unconsolidated Affiliates

The following table presents the summarized financial data of the Company's unconsolidated affiliates as of December 31, 2018, in which it utilized the equity method of accounting:

December 31, 2018
(U.S. $ in thousands)
Summarized Financial Statements Data
Current assets	$30,182
Non-current assets	5,337
Total assets	35,519

Current liabilities	3,434
Non-current liabilities	28
Total liabilities	3,462

Net income (loss) for the year ended	$(11,306)

*The Company's unconsolidated affiliates did not recognize any revenues for the year ended December 31, 2018.